INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)		12 Months Ended
		Mar. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($) Number
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		35	44
Sale of Underlying Operating Partnership | Number		14	4
Fund Proceeds from Disposition | $		$ 18,806,644	$ 15,750,871	[1]
Gain on Disposition | $		$ 18,806,644	15,520,223
Series Twenty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		1
Fund Proceeds from Disposition | $		$ 138,000	0
Gain on Disposition | $		138,000	$ 0
Series Twenty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			2
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 326,273	[1]
Gain on Disposition | $		0	$ 326,273
Series Twenty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			3
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 238,796	[1]
Gain on Disposition | $		$ 0	$ 248,148
Series Twenty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		2	3
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 488,550	$ 247,429	[1]
Gain on Disposition | $		488,550	$ 247,429
Series Twenty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 96,715	[1]
Gain on Disposition | $		$ 0	$ 16,675
Series Twenty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1	3
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 18,500	$ 128,000	[1]
Gain on Disposition | $		$ 18,500	59,000
Series Twenty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		1
Fund Proceeds from Disposition | $		$ 3,016,000	0
Gain on Disposition | $		$ 3,016,000	$ 0
Series Twenty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1	5
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 5,000	$ 1,405,521	[1]
Gain on Disposition | $		5,000	$ 1,405,521
Series Twenty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			1
Sale of Underlying Operating Partnership | Number			1
Fund Proceeds from Disposition | $		0	$ 199,000	[1]
Gain on Disposition | $		0	$ 199,000
Series Thirty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			3
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 324,454	[1]
Gain on Disposition | $		$ 0	$ 273,454
Series Thirty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		7	1
Sale of Underlying Operating Partnership | Number		0	1
Fund Proceeds from Disposition | $		$ 877,411	$ 1,328,188	[1]
Gain on Disposition | $		$ 877,411	$ 1,328,188
Series Thirty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		2	0
Sale of Underlying Operating Partnership | Number		1	1
Fund Proceeds from Disposition | $		$ 569,552	$ 825,886	[1]
Gain on Disposition | $		569,552	$ 825,886
Series Thirty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			1
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 1,097,000	[1]
Gain on Disposition | $		$ 0	$ 1,097,000
Series Thirty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		3	2
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 630,691	$ 328,000	[1]
Gain on Disposition | $		$ 630,691	$ 328,000
Series Thirty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1	2
Sale of Underlying Operating Partnership | Number		2	1
Fund Proceeds from Disposition | $		$ 2,720,765	$ 1,504,603	[1]
Gain on Disposition | $		$ 2,720,765	$ 1,504,603
Series Thirty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		3	2
Sale of Underlying Operating Partnership | Number		1	0
Fund Proceeds from Disposition | $		$ 2,515,373	$ 571,611	[1]
Gain on Disposition | $		$ 2,515,373	571,611
Series Thirty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		3
Sale of Underlying Operating Partnership | Number		1
Fund Proceeds from Disposition | $		$ 2,349,732	0
Gain on Disposition | $		$ 2,349,732	$ 0
Series Thirty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1	2
Sale of Underlying Operating Partnership | Number		3	0
Fund Proceeds from Disposition | $		$ 3,273,698	$ 32,421	[1]
Gain on Disposition | $		$ 3,273,698	$ 32,421
Series Thirty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		4	2
Sale of Underlying Operating Partnership | Number		2	0
Fund Proceeds from Disposition | $		$ 1,645,989	$ 102,774	[1]
Gain on Disposition | $		$ 1,645,989	$ 102,774
Series Forty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		4	2
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 93,700	$ 790,011	[1]
Gain on Disposition | $		$ 93,700	$ 790,011
Series Forty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1	1
Sale of Underlying Operating Partnership | Number		0	0
Fund Proceeds from Disposition | $		$ 70,500	$ 457,440	[1]
Gain on Disposition | $		70,500	$ 457,440
Series Fourty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			5
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $	[1]		$ 3,254,655
Gain on Disposition | $			$ 3,214,695
Series Forty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			4
Sale of Underlying Operating Partnership | Number			0
Fund Proceeds from Disposition | $		0	$ 2,492,094	[1]
Gain on Disposition | $		$ 0	2,492,094
Series Forty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		1
Fund Proceeds from Disposition | $		$ 0	0
Gain on Disposition | $		$ 0
Series Forty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		0
Fund Proceeds from Disposition | $		$ 0	0
Gain on Disposition | $		$ 0
Series Forty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		1
Fund Proceeds from Disposition | $		$ 393,183	0
Gain on Disposition | $		$ 393,183	$ 0

[1]	Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.